3. PROPERTY AND EQUIPMENT (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Property And Equipment Details 2
Cost of goods sold	$ 48,768	$ 39,286
General and administrative	195,070	159,421
Total	$ 243,838	$ 198,707